UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 12B-25


                           NOTIFICATION OF LATE FILING


(Check One): [ ] Form 10-K and Form 10-KSB  [  ] Form 20-F  [  ] Form 11-K
             [X] Form 10-Q and Form 10-QSB  [  ] Form N-SAR [  ] Form N-CSR


                        For period ended October 31, 2003


            [  ]  Transition Report on Form 10-K

            [  ]  Transition Report on Form 20-F

            [  ]  Transition Report on Form 11-K

            [  ]  Transition Report on Form 10-Q

            [  ]  Transition Report on Form N-SAR

            For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:


                        PART I -- REGISTRANT INFORMATION

                                ITEX Corporation
                                ----------------
                             Full Name of Registrant

                            -------------------------
                            Former Name if applicable

                                3400 Cottage Way
                            ------------------------
            Address of Principal Executive Office (Street and number)

                              Sacramento, CA 95825
                    ---------------------------------------
        Address of Principal Executive Office (city, state and zip code)




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                                     PART II
                             RULE 12B-25(b) AND (c)
         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [X]
         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
         (b) The subject annual report, semi-annual report, transition report on Form 10-K, 10-KSB, 20-F, 11-K, or Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE
         State below in reasonable detail the reasons why Forms 10-K, 10-KSB, 20-F, 11-K, 10-Q, 10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.
         The Company disposed of three corporate-owned trade offices during the quarter ended October 31, 2003, and one corporate-owned trade office subsequent to the quarter. These dispositions were described in the Forms 8-K filed with the SEC on November 28, 2003 and October 28, 2003. The Company required additional time to report the financial effect of these events on the Company's operations reported in its Form 10-QSB for the quarter ended October 31, 2003.

                                     PART IV
                                OTHER INFORMATION
(1) Name and telephone number of person to contact in regard to this notification.

Stephen Tollefsen
------------------------------------
(Name)

(425) 353-8883
------------------------------------
(Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities and Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such reports been filed? If answer is no, identify report(s). [X] Yes [ ] No (3) Is it anticipated that any significant change in results or operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ X ] Yes [ ] No

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         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
         For the first quarter ended October 31, 2003 the Company will recognize a one-time gain of approximately $1,300,000 from the sale of three regional offices. The final adjusted amount is being determined in accordance with the recommendations of the Company's independent outside auditors.


                                ITEX Corporation.
                  --------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

         Date:  December 15, 2003           By: /s/ Steven White
                                                --------------------------------
                                                Interim Chief Executive Officer






                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 U.S.C. 1001).

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